Risk management - Outstandings per line of business (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 913,977	€ 887,454
Investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	685,831	646,357
1 (AAA) [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	111,398	112,248
2-4 (AA) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	104,506	107,961
5 - 7 (A) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	159,941	144,409
8 - 10 (BBB) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	309,986	281,738
Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	212,037	221,772
11 - 13 (BB) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	165,199	167,451
14 - 16 (B) [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	42,059	48,983
17 (CCC) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4,779	5,338
Substandard grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,985	5,798
18 (CC) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,245	3,374
19 (C) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,739	2,423
Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	12,124	13,526
20 - 22 (D) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	12,124	13,526
Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	229,682	225,532
Netherlands [member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	180,698	169,111
Netherlands [member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	45,530	51,818
Netherlands [member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,230	1,794
Netherlands [member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,224	2,808
Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	117,919	121,282
Belgium [member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	78,195	78,294
Belgium [member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	35,600	38,113
Belgium [member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	868	1,159
Belgium [member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,256	3,715
Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	141,956	140,722
Germany [member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	119,311	118,082
Germany [member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	21,250	21,185
Germany [member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	390	516
Germany [member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,006	939
Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	42,063	39,101
Poland [member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	26,856	26,045
Poland [member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	14,148	11,979
Poland [member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	290	215
Poland [member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	768	862
Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	37,542	34,512
Spain [member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	29,522	26,622
Spain [member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	7,647	7,468
Spain [member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	89	102
Spain [member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	284	320
UK [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	28,567	31,018
UK [member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	22,820	25,924
UK [member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	5,234	4,837
UK [member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	56	101
UK [member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	458	156
Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	31,887	25,330
Luxembourg [member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	26,150	19,528
Luxembourg [member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	5,568	5,530
Luxembourg [member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	81	191
Luxembourg [member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	87	81
France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	26,517	22,721
France [member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	20,622	16,688
France [member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	5,774	5,870
France [member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2	37
France [member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	119	126
Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	82,233	82,324
Rest of Europe [Member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	52,875	51,233
Rest of Europe [Member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	27,993	29,051
Rest of Europe [Member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	308	679
Rest of Europe [Member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,056	1,360
Americas [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	73,567	66,745
Americas [Member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	53,725	44,279
Americas [Member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	18,500	20,758
Americas [Member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	203	476
Americas [Member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,139	1,232
Asia Pacific [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	48,159	47,594
Asia Pacific [Member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	36,777	35,879
Asia Pacific [Member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	10,534	10,696
Asia Pacific [Member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	191	94
Asia Pacific [Member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	656	925
Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	51,382	48,451
Australia [member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	38,200	34,545
Australia [member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	11,998	12,651
Australia [member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	217	349
Australia [member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	966	905
Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,501	2,121
Africa [Member] | Investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	79	127
Africa [Member] | Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,259	1,816
Africa [Member] | Substandard grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	58	83
Africa [Member] | Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	105	95
Private Individuals [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	345,965	333,299
Private Individuals [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	113,846	114,219
Private Individuals [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	42,961	42,443
Private Individuals [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	95,583	88,178
Private Individuals [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	14,397	12,216
Private Individuals [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	23,895	21,775
Private Individuals [member] | UK [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	157	186
Private Individuals [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,388	3,203
Private Individuals [member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,115	2,644
Private Individuals [member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	13,215	14,717
Private Individuals [member] | Americas [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	167	169
Private Individuals [member] | Asia Pacific [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	155	173
Private Individuals [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	35,058	33,346
Private Individuals [member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	27	29
Central Banks [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	107,094	113,250
Central Banks [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	46,902	43,615
Central Banks [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	18,253	22,840
Central Banks [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	17,811	23,601
Central Banks [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	112	31
Central Banks [Member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,027	3,058
Central Banks [Member] | UK [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,853	6,247
Central Banks [Member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	8,569	3,855
Central Banks [Member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,039	811
Central Banks [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4,485	3,655
Central Banks [Member] | Americas [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio		0
Central Banks [Member] | Asia Pacific [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,856	4,090
Central Banks [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,168	1,424
Central Banks [Member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	18	23
Commercial Banks [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	49,119	53,509
Commercial Banks [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,289	1,640
Commercial Banks [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	318	265
Commercial Banks [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,887	4,546
Commercial Banks [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	707	607
Commercial Banks [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	392	468
Commercial Banks [member] | UK [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4,156	6,931
Commercial Banks [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,205	3,478
Commercial Banks [member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	5,520	6,218
Commercial Banks [member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	6,353	6,926
Commercial Banks [member] | Americas [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	7,089	7,434
Commercial Banks [member] | Asia Pacific [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	13,526	13,222
Commercial Banks [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,265	1,476
Commercial Banks [member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	413	298
Natural resources [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	53,855	45,549
Natural resources [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,734	2,830
Natural resources [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,180	1,214
Natural resources [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,208	1,102
Natural resources [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	722	626
Natural resources [Member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	291	286
Natural resources [Member] | UK [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4,487	3,435
Natural resources [Member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,497	959
Natural resources [Member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	405	316
Natural resources [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	15,471	13,542
Natural resources [Member] | Americas [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	9,473	8,193
Natural resources [Member] | Asia Pacific [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	12,593	11,442
Natural resources [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,013	821
Natural resources [Member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	780	782
Central Governments [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	47,642	51,623
Central Governments [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4,911	6,636
Central Governments [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	7,396	6,762
Central Governments [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,179	2,010
Central Governments [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	7,473	8,956
Central Governments [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4,417	4,435
Central Governments [member] | UK [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	67	55
Central Governments [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	203	175
Central Governments [member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,065	2,130
Central Governments [member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	7,695	10,020
Central Governments [member] | Americas [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	10,927	8,949
Central Governments [member] | Asia Pacific [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	299	344
Central Governments [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	533	712
Central Governments [member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	477	439
Non-Bank Financial Institutions [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	48,906	42,848
Non-Bank Financial Institutions [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,043	2,743
Non-Bank Financial Institutions [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	921	940
Non-Bank Financial Institutions [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,146	3,301
Non-Bank Financial Institutions [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,718	1,502
Non-Bank Financial Institutions [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	72	126
Non-Bank Financial Institutions [member] | UK [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	7,764	6,348
Non-Bank Financial Institutions [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4,798	4,054
Non-Bank Financial Institutions [member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,790	1,547
Non-Bank Financial Institutions [member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,947	4,096
Non-Bank Financial Institutions [member] | Americas [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	18,088	14,726
Non-Bank Financial Institutions [member] | Asia Pacific [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,209	3,089
Non-Bank Financial Institutions [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	411	376
Non-Bank Financial Institutions [member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio		0
Real estate [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	52,699	53,632
Real estate [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	17,426	18,349
Real estate [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	10,011	10,540
Real estate [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,520	1,374
Real estate [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,357	2,478
Real estate [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,528	1,460
Real estate [member] | UK [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	436	313
Real estate [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4,201	3,846
Real estate [member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,254	3,511
Real estate [member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,461	3,839
Real estate [member] | Americas [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,521	2,889
Real estate [member] | Asia Pacific [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	935	828
Real estate [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4,045	4,197
Real estate [member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4	7
Transportation and logistics [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	29,597	28,960
Transportation and logistics [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4,572	4,162
Transportation and logistics [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,209	2,016
Transportation and logistics [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	506	1,503
Transportation and logistics [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,177	1,018
Transportation and logistics [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	723	539
Transportation and logistics [member] | UK [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,760	1,934
Transportation and logistics [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	582	641
Transportation and logistics [member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	982	782
Transportation and logistics [member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	6,837	6,229
Transportation and logistics [member] | Americas [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,410	3,628
Transportation and logistics [member] | Asia Pacific [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	5,682	5,468
Transportation and logistics [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	645	743
Transportation and logistics [member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	514	295
Food, Beverages & Personal Care [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	23,340	22,843
Food, Beverages & Personal Care [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	6,581	6,623
Food, Beverages & Personal Care [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,869	2,783
Food, Beverages & Personal Care [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	616	306
Food, Beverages & Personal Care [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,146	1,932
Food, Beverages & Personal Care [Member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	489	515
Food, Beverages & Personal Care [Member] | UK [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	711	782
Food, Beverages & Personal Care [Member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,600	1,663
Food, Beverages & Personal Care [Member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,232	789
Food, Beverages & Personal Care [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,580	2,202
Food, Beverages & Personal Care [Member] | Americas [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,131	3,975
Food, Beverages & Personal Care [Member] | Asia Pacific [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,140	1,072
Food, Beverages & Personal Care [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	235	191
Food, Beverages & Personal Care [Member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	12	10
Services [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	21,743	20,993
Services [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4,615	4,281
Services [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	9,115	9,307
Services [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,105	584
Services [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	866	783
Services [Member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	119	159
Services [Member] | UK [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	523	520
Services [Member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	450	454
Services [Member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,470	411
Services [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	861	1,054
Services [Member] | Americas [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,539	2,314
Services [Member] | Asia Pacific [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	479	612
Services [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	565	515
Services [Member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	36	0
General Industries [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	20,127	17,648
General Industries [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	5,389	4,176
General Industries [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,891	2,802
General Industries [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,011	1,030
General Industries [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,612	2,134
General Industries [Member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	381	252
General Industries [Member] | UK [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	395	234
General Industries [Member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	532	266
General Industries [Member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	271	194
General Industries [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,363	3,014
General Industries [Member] | Americas [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,116	2,477
General Industries [Member] | Asia Pacific [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,151	1,053
General Industries [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	15	16
General Industries [Member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio		0
Lower Public Administration [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	19,271	19,464
Lower Public Administration [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	343	432
Lower Public Administration [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	5,158	4,875
Lower Public Administration [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	5,787	7,526
Lower Public Administration [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	636	721
Lower Public Administration [Member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio		0
Lower Public Administration [Member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	296	583
Lower Public Administration [Member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,732	1,693
Lower Public Administration [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	467	528
Lower Public Administration [Member] | Americas [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,197	1,026
Lower Public Administration [Member] | Asia Pacific [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	46	30
Lower Public Administration [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,608	2,050
Lower Public Administration [Member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio		0
Utilities [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	23,935	18,556
Utilities [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,545	1,731
Utilities [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,213	1,277
Utilities [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,024	1,815
Utilities [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	822	618
Utilities [Member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,270	610
Utilities [Member] | UK [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,980	2,105
Utilities [Member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	397	583
Utilities [Member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,433	402
Utilities [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4,202	2,975
Utilities [Member] | Americas [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4,106	3,196
Utilities [Member] | Asia Pacific [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,355	1,716
Utilities [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,368	1,292
Utilities [Member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	220	237
Other [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	70,682	65,279
Other [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	15,485
Other [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	13,424
Other [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	5,573
Other [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	6,319
Other [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	940
Other [member] | UK [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,277
Other [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,168
Other [member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,210
Other [member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	9,297
Other [member] | Americas [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	8,803
Other [member] | Asia Pacific [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4,732
Other [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,454
Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	420,606	404,699
Wholesale Banking [Member] | 1 (AAA) [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	81,615	74,735
Wholesale Banking [Member] | 2-4 (AA) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	56,982	63,239
Wholesale Banking [Member] | 5 - 7 (A) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	72,052	66,537
Wholesale Banking [Member] | 8 - 10 (BBB) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	124,622	104,987
Wholesale Banking [Member] | 11 - 13 (BB) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	61,996	65,832
Wholesale Banking [Member] | 14 - 16 (B) [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	16,699	20,925
Wholesale Banking [Member] | 17 (CCC) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,712	1,822
Wholesale Banking [Member] | 18 (CC) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	865	1,690
Wholesale Banking [Member] | 19 (C) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	126	518
Wholesale Banking [Member] | 20 - 22 (D) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,937	4,415
Wholesale Banking [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	74,175	72,236
Wholesale Banking [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	32,205	36,517
Wholesale Banking [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	22,669	21,102
Wholesale Banking [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	15,454	18,296
Wholesale Banking [Member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	10,130	9,157
Wholesale Banking [Member] | UK [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	28,193	30,582
Wholesale Banking [Member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	26,632	20,080
Wholesale Banking [Member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	18,786	15,651
Wholesale Banking [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	64,028	61,213
Wholesale Banking [Member] | Americas [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	71,471	64,688
Wholesale Banking [Member] | Asia Pacific [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	45,439	44,961
Wholesale Banking [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	8,957	8,134
Wholesale Banking [Member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,467	2,082
Wholesale Banking [Member] | Private Individuals [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	30	25
Wholesale Banking [Member] | Central Banks [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	83,878	84,697
Wholesale Banking [Member] | Commercial Banks [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	39,581	42,088
Wholesale Banking [Member] | Natural resources [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	51,937	43,905
Wholesale Banking [Member] | Central Governments [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	40,530	43,753
Wholesale Banking [Member] | Non-Bank Financial Institutions [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	46,597	40,581
Wholesale Banking [Member] | Real estate [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	26,472	26,271
Wholesale Banking [Member] | Transportation and logistics [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	24,123	24,692
Wholesale Banking [Member] | Food, Beverages & Personal Care [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	14,003	14,706
Wholesale Banking [Member] | Services [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	9,449	8,878
Wholesale Banking [Member] | General Industries [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	11,487	10,943
Wholesale Banking [Member] | Lower Public Administration [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	6,163	5,698
Wholesale Banking [Member] | Utilities [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	22,452	17,062
Wholesale Banking [Member] | Other [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	43,903	41,398
Retail Benelux [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	244,232	240,520
Retail Benelux [member] | 1 (AAA) [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	331	357
Retail Benelux [member] | 2-4 (AA) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	5,863	6,119
Retail Benelux [member] | 5 - 7 (A) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	28,456	23,143
Retail Benelux [member] | 8 - 10 (BBB) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	125,469	120,714
Retail Benelux [member] | 11 - 13 (BB) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	60,296	61,797
Retail Benelux [member] | 14 - 16 (B) [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	14,560	17,759
Retail Benelux [member] | 17 (CCC) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,158	2,543
Retail Benelux [member] | 18 (CC) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	904	1,170
Retail Benelux [member] | 19 (C) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,162	1,306
Retail Benelux [member] | 20 - 22 (D) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	5,035	5,614
Retail Benelux [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	152,597	149,686
Retail Benelux [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	84,748	84,104
Retail Benelux [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	508	542
Retail Benelux [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	45	55
Retail Benelux [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	83	66
Retail Benelux [member] | UK [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	187	193
Retail Benelux [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4,769	4,373
Retail Benelux [member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	606	618
Retail Benelux [member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	364	525
Retail Benelux [member] | Americas [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	186	210
Retail Benelux [member] | Asia Pacific [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	91	91
Retail Benelux [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	18	22
Retail Benelux [member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	31	36
Retail Benelux [member] | Private Individuals [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	161,125	160,884
Retail Benelux [member] | Commercial Banks [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	230	201
Retail Benelux [member] | Natural resources [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,225	1,090
Retail Benelux [member] | Central Governments [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,730	1,691
Retail Benelux [member] | Non-Bank Financial Institutions [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,473	1,488
Retail Benelux [member] | Real estate [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	22,691	24,064
Retail Benelux [member] | Transportation and logistics [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4,206	3,571
Retail Benelux [member] | Food, Beverages & Personal Care [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	6,926	6,162
Retail Benelux [member] | Services [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	11,290	11,302
Retail Benelux [member] | General Industries [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	5,554	4,346
Retail Benelux [member] | Lower Public Administration [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	5,079	4,756
Retail Benelux [member] | Utilities [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,370	1,358
Retail Benelux [member] | Other [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	21,333	19,607
Retail Challengers & Growth Markets [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	243,334	236,377
Retail Challengers & Growth Markets [member] | 1 (AAA) [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	27,089	34,782
Retail Challengers & Growth Markets [member] | 2-4 (AA) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	41,646	38,586
Retail Challengers & Growth Markets [member] | 5 - 7 (A) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	59,040	54,381
Retail Challengers & Growth Markets [member] | 8 - 10 (BBB) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	57,394	53,346
Retail Challengers & Growth Markets [member] | 11 - 13 (BB) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	42,554	39,823
Retail Challengers & Growth Markets [member] | 14 - 16 (B) [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	10,800	10,299
Retail Challengers & Growth Markets [member] | 17 (CCC) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	731	844
Retail Challengers & Growth Markets [member] | 18 (CC) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	477	514
Retail Challengers & Growth Markets [member] | 19 (C) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	451	600
Retail Challengers & Growth Markets [member] | 20 - 22 (D) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,153	3,203
Retail Challengers & Growth Markets [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	173	645
Retail Challengers & Growth Markets [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	948	642
Retail Challengers & Growth Markets [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	118,734	119,032
Retail Challengers & Growth Markets [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	26,560	20,750
Retail Challengers & Growth Markets [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	27,294	25,255
Retail Challengers & Growth Markets [member] | UK [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	109	170
Retail Challengers & Growth Markets [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	468	864
Retail Challengers & Growth Markets [member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	7,123	6,447
Retail Challengers & Growth Markets [member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	17,826	20,573
Retail Challengers & Growth Markets [member] | Americas [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,559	1,535
Retail Challengers & Growth Markets [member] | Asia Pacific [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	132	166
Retail Challengers & Growth Markets [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	42,405	40,294
Retail Challengers & Growth Markets [member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4	3
Retail Challengers & Growth Markets [member] | Private Individuals [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	184,810	172,390
Retail Challengers & Growth Markets [member] | Central Banks [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	22,573	27,921
Retail Challengers & Growth Markets [member] | Commercial Banks [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	6,390	8,211
Retail Challengers & Growth Markets [member] | Natural resources [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	692	553
Retail Challengers & Growth Markets [member] | Central Governments [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,686	4,482
Retail Challengers & Growth Markets [member] | Non-Bank Financial Institutions [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	395	323
Retail Challengers & Growth Markets [member] | Real estate [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,536	3,297
Retail Challengers & Growth Markets [member] | Transportation and logistics [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,269	696
Retail Challengers & Growth Markets [member] | Food, Beverages & Personal Care [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,411	1,975
Retail Challengers & Growth Markets [member] | Services [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	974	808
Retail Challengers & Growth Markets [member] | General Industries [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3,086	2,359
Retail Challengers & Growth Markets [member] | Lower Public Administration [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	8,029	9,010
Retail Challengers & Growth Markets [member] | Utilities [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	113	136
Retail Challengers & Growth Markets [member] | Other [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	5,369	4,214
Corporate Line [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	5,805	5,857
Corporate Line [member] | 1 (AAA) [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,363	2,375
Corporate Line [member] | 2-4 (AA) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	15	18
Corporate Line [member] | 5 - 7 (A) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	394	349
Corporate Line [member] | 8 - 10 (BBB) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,502	2,692
Corporate Line [member] | 11 - 13 (BB) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	353	0
Corporate Line [member] | 17 (CCC) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	178	128
Corporate Line [member] | 20 - 22 (D) [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio		295
Corporate Line [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,738	2,965
Corporate Line [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	19	19
Corporate Line [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	46	45
Corporate Line [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	4
Corporate Line [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	35	35
Corporate Line [member] | UK [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	78	73
Corporate Line [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	18	13
Corporate Line [member] | France [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	3	6
Corporate Line [member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	16	13
Corporate Line [member] | Americas [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	351	312
Corporate Line [member] | Asia Pacific [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,498	2,376
Corporate Line [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1
Corporate Line [member] | Central Banks [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	643	632
Corporate Line [member] | Commercial Banks [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	2,917	3,010
Corporate Line [member] | Central Governments [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	1,696	1,697
Corporate Line [member] | Non-Bank Financial Institutions [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	441	456
Corporate Line [member] | Services [Member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	30	4
Corporate Line [member] | Other [member]
Disclosure Of Credit Risk Exposure [Table]
Outstanding amount in portfolio	€ 77	€ 58